Vanguard Managed Payout Fund

Supplement to the Statement of Additional Information Dated
April 26, 2017

Effective February 23, 2018, JPMorgan Chase Bank, 383 Madison Avenue, New
York, NY 10179, serves as the custodian for Vanguard Managed Payout Fund
(the “Fund”). The custodian is responsible for maintaining the Fund’s assets, keeping all necessary accounts and records of the Fund’s assets, and appointing any foreign sub-custodians or foreign securities depositories.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 002 022018